Property and Equipment (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Schedule of property and equipment

Property and equipment consist of the following at September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Office equipment	$—	$1,664
Less accumulated depreciation	—	(1,049)
	$—	$615
Property and equipment consist of the following at December 31, 2019 and 2018:
	2019	2018
Office equipment	$1,664	$1,664
Less accumulated depreciation	(1,043)	(761)
	$615	$902

QDM Holdings Limited [Member]
Schedule of property and equipment

Property and equipment, net consist of the following:

	September 30, 2020	March 31, 2020
	US$	US$
Office equipment	1,673	1,673
Total	1,673	1,673
Less: Accumulated depreciation	(1,505)	(1,338)
Property and equipment, net	167	335

Property and equipment, net, consists of the following:

	March 31, 2020	March 31, 2019
	US$	US$
Office equipment	1,673	1,673
Leasehold improvements	-	8,483
Total	1,673	10,156
Less: Accumulated depreciation	(1,338)	(7,790)
Property and equipment, net	335	2,366